Related Party Balances and Transactions (Details) - Schedule of transactions with related parties balances - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Transactions With Related Parties Balances [Abstract]
Current liabilities	$ 3,613,282	$ 3,322,862	$ 3,033,028
Non-current liabilities	11,908,353	12,209,702	12,666,389
Total	$ 15,521,635	$ 15,532,564	$ 15,699,417